Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical)	Dec. 15, 2025	May 27, 2025	Sep. 25, 2024	Feb. 05, 2024
Board Of Directors [Member]
Reverse split	reverse split of 1:5	reverse split of 1:4	reverse split of 1:25	reverse split of 10:1